Goodwill and intangibles assets Goodwill and intangibles assets	6 Months Ended
Jun. 30, 2020
Intangible Assets [Abstract]
Goodwill and intangible assets

11	Goodwill and intangible assets

		30 Jun	31 Dec
		2020	2019
	Footnotes	$m	$m
Goodwill		5,482	5,590
Present value of in-force long-term insurance business		9,379	8,945
Other intangible assets	1	4,577	5,628
At the end of the period		19,438	20,163

1	Included within other intangible assets is capitalised software with a net carrying amount of $3,861m (31 December 2019: $4,829m).
We considered the pervasive macroeconomic deterioration caused by the outbreak of Covid-19, along with the impact on forecast profitability in some businesses, to be an indicator of goodwill and capitalised software impairment. As a result, interim impairment tests were performed at 30 June 2020.
Goodwill
Impairment test at 30 June 2020
An interim impairment test was performed by comparing the estimated recoverable amount of a cash generating unit (‘CGU’) carrying goodwill, determined by a VIU calculation, with its carrying amount. At 30 June 2020, the goodwill allocated to Middle East and North Africa – WPB ($41m) was fully impaired.
As disclosed on page 290 of our Annual Report and Accounts 2019, a reasonable change in a single key assumption would not result in impairment of goodwill in our former Europe – RBWM CGU. Though taken together, a combination of reasonable changes in forecast cash flows (30% decrease) and an increase in the discount rate (by 100bps) could result in a recoverable amount that is lower than the CGU’s carrying amount. The sensitivity profile of our new Europe – WPB CGU at 30 June 2020 is the same. Details regarding our change in global businesses are set out in Note 5.
No other CGUs are sensitive to changes in key assumptions that would result in impairment.
Other intangible assets
Impairment test at 30 June 2020
An impairment test was performed at 30 June 2020 by comparing the net carrying amount of capitalised software assets with their recoverable amounts. Recoverable amounts were determined by calculating an estimated VIU or fair value, as appropriate, for each underlying business that carries software assets. Our cash flow forecasts have been updated for changes in the external outlook, although current economic and geopolitical risks increase the inherent estimation uncertainty.
We recognised $1.2bn of capitalised software impairment related principally to businesses within HSBC Bank plc, our non-ring-fenced bank in Europe. This impairment reflected underperformance and deterioration in the future forecasts of these businesses, substantially relating to prior periods.
Key assumptions in VIU calculation
We used a number of assumptions in our VIU calculation, in accordance with the requirements of IAS 36:

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Management’s judgement in estimating future cash flows: We considered past business performance, the scale of the current impact from the Covid-19 outbreak on our operations, current market conditions and our macroeconomic outlook to estimate future earnings. As required by IFRSs, estimates of future cash flows exclude estimated cash inflows or outflows that are expected to arise from restructuring initiatives before an entity has a constructive obligation to carry out the plan, and would therefore have recognised a provision for restructuring costs. For some businesses, this means that the benefit of certain strategic actions are not included in this impairment assessment, including capital releases.

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Long-term growth rates: The long-term growth rate is used to extrapolate the cash flows in perpetuity because of the long-term perspective of the businesses within the Group. Rates do not exceed forecast inflation for the countries and territories within which the Group operates.

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Discount rates: Rates are based on a CAPM calculation considering market data for the businesses and geographies in which the Group operates. Discount rates ranged from 8.5% to 9.7% for HSBC Bank plc's businesses.

Future software capitalisation
We will continue to invest in digital capabilities to meet our strategic objectives. However, software capitalisation within businesses where impairment was identified will not resume until the performance outlook for each business indicates future profits are sufficient to support capitalisation. The cost of additional software investment in these businesses will be recognised as an operating expense until such time.